Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Loss for the year	R$ (2,380,456)	R$ (722,367)	R$ (4,213,208)
Adjustments to reconcile net (loss) for the year to net cash flow
Depreciation and amortization	2,404,223	2,094,448	1,544,333
Gain (loss) from impairment of assets and onerous contracts	(245,636)	(1,102,791)	(1,075,682)
Derivative financial results, net	238,458	(958,005)	(864,184)
Share-based payment	71,643	(18,250)	17,180
Foreign currency exchange, net	(1,616,363)	(1,464,235)	1,431,508
Financial income and expenses, net	5,313,867	3,968,455	3,418,852
Provisions	(160,957)	438,375	646,606
Disposal of prepaid expenses	269,486	208,923	0
Result from modification of lease contracts and provision	(204,017)	(93,113)	(24,323)
Result on disposal or sale, of fixed assets, right of use, intangible assets and inventories	297,349	147,311	832
Deferred tax (income) and social contribution	39,526	0	0
Sale and leaseback	6,356	(33,155)	(22,736)
Adjusted net (loss) profit	4,033,479	2,465,596	859,178
Changes in operating assets and liabilities
Accounts receivable	876,955	(1,107,114)	(270,334)
Aircraft sublease	19,485	68,393	65,032
Inventories	(153,502)	(159,486)	(159,118)
Deposits	(453,090)	(606,219)	(421,612)
Taxes recoverable	16,312	(122,338)	26,009
Derivative financial results, net	(137,998)	477,581	(24,520)
Advances to suppliers	(2,888,463)	(629,450)	(86,936)
Other assets	(128,116)	(186,128)	(318,236)
Accounts payable	2,795,585	2,274,014	1,119,312
Reverse factoring	0	0	(1,356,689)
Airport taxes and fees	227,996	356,067	50,369
Air traffic liability and loyalty program	1,134,387	963,680	574,944
Salaries and benefits	13,151	113,828	185,692
Taxes payable	(26,793)	7,131	59,320
Provisions of changes in operating assets and liabilities	(237,456)	(179,391)	(395,361)
Other liabilities	72,589	(129,019)	406,869
Total changes in operating assets and liabilities	1,131,042	1,141,549	(545,259)
Interest paid	(1,724,830)	(1,169,830)	(624,535)
Net cash provided (used) by operating activities	3,439,691	2,437,315	(310,616)
Short-term investments
Acquisition of short-term investments	0	(10,422)	(98,788)
Redemption of short-term investments	0	11,939	189,470
Restricted cash	6,145	0	0
Payment for acquisition of subsidiary	0	(30,317)	(20,000)
Cash received on sale of property and equipment	0	518,739	0
Cash received in the sale and leaseback operation	91,688	321,266	21,256
Acquisition of intangible assets	(168,971)	(198,525)	(152,542)
Acquisition of property and equipment	(464,354)	(624,239)	(624,286)
Acquisition of capitalized maintenance	(338,990)	(628,293)	0
Net cash used in investing activities	(874,482)	(639,852)	(684,890)
Loans and financing
Proceeds	4,733,292	200,000	3,071,274
Repayment	(1,907,123)	(819,182)	(390,985)
Reverse factoring	(831,477)	(818,274)	0
Lease payment	(2,353,262)	(2,772,581)	(1,799,815)
Payment of convertible debt instruments	(542,496)	0	0
Payment of costs with proceeds	(486,658)	(12,633)	(75,645)
Advance for future capital increase	789	61	24,004
Capital increase	819	22,945	0
Treasury shares	(6,826)	(3,923)	(16,198)
Net cash provided (used) by financing activities	(1,392,942)	(4,203,587)	812,635
Exchange rate changes on cash and cash equivalents	56,721	673	191,855
Increase (decrease) in cash and cash equivalents	1,228,988	(2,405,451)	8,984
Cash and cash equivalents at the beginning of the year	668,348	3,073,799	3,064,815
Cash and cash equivalents at the end of the year	R$ 1,897,336	R$ 668,348	R$ 3,073,799